Supplemental Financial Information (Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 259,633	$ 224,987	$ 179,012
Accumulated depreciation and amortization	(101,220)	(88,700)	(75,181)
Property and equipment, net	158,413	136,287	103,831
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	164,498	139,907	113,313
Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	89,270	77,202	62,472
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,865	$ 7,878	$ 3,227